Business Combination - Summary of Purchase Price Allocation (Detail) - Holcim Ltd. [member] $ in Millions	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about business combination [line items]
Current assets	$ 290
Property, machinery and equipment	3,423
Other non-current assets	270
Intangible assets	592
Fair value of assets acquired	4,575
Current liabilities	174
Non-current liabilities	458
Fair value of liabilities assumed	632
Fair value of net assets acquired	3,943
Czech Republic [member]
Disclosure of detailed information about business combination [line items]
Current assets	231
Property, machinery and equipment	1,419
Other non-current assets	270
Intangible assets	590
Fair value of assets acquired	2,510
Current liabilities	117
Non-current liabilities	344
Fair value of liabilities assumed	461
Fair value of net assets acquired	2,049
Spain [member]
Disclosure of detailed information about business combination [line items]
Current assets	59
Property, machinery and equipment	2,004
Other non-current assets	0
Intangible assets	2
Fair value of assets acquired	2,065
Current liabilities	57
Non-current liabilities	114
Fair value of liabilities assumed	171
Fair value of net assets acquired	$ 1,894